As filed with the Securities and Exchange Commission on November 17, 2006

Registration Nos. 2-91948

811-04061

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 39

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 38

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

(exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of Principal Executive Offices)

(800) 451-2010

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel

300 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of agent for service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on November 30, 2006 pursuant to paragraph (b) of Rule 485.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. . 2-91948) and Amendment No. 37 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04061) pursuant to Rule 485(a) on September 8, 2006 (Accession Number 0001193125-06-187952) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until November 30, 2006.

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PART C-Other Information

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) on June 29, 1984 (File Nos. 2-91948 and 811-4061).

(a)(1) Registrant’s Articles of Incorporation dated June 18, 1984 are incorporated herein by reference to the Registration Statement.

(2) Form of Articles of Amendment to Articles of Incorporation dated August 20, 1984, May 20, 1988, November 4, 1992, November 19, 1992, July 30, 1993 and October 14, 1994 and November 7, 1994, respectively, are incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on November 7, 1994 (“Post-Effective Amendment No. 20”).

(3) Articles of Amendment to Articles of Incorporation dated June 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on November 27, 1998 (“Post-Effective Amendment No. 25”).

(4) Articles of Amendment to Articles of Incorporation dated April 29, 2004 are incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement filed on November 24, 2004 (“Post-Effective Amendment No. 32”).

(5) Articles of Amendment to Articles of Incorporation dated March 18, 2005 are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on March 18, 2005 (“Post-Effective Amendment No. 35”).

(6) Articles of Amendment to Articles of Incorporation dated April 7, 2006 is to be filed by amendment.

(7) Articles of Amendment dated November 20, 2006 is to be filed by amendment.

(b) Amended and Restated By-Laws are Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on November 25, 2003 (“Post-Effective Amendment No. 31”).

(c)(1) Registrant’s form of stock certificate for Class A shares is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on August 8, 1985.

(2) Registrant’s form of stock certificate for Class B shares is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on October 23, 1992 (“Post-Effective Amendment No. 13”).

(d)(1) Investment Advisory Agreement dated July 30, 1993 between the Registrant and Greenwich Street Advisors is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on September 30, 1993.

(2) Form of Transfer of Investment Advisory Agreement dated as of November 7, 1994, among Registrant, Mutual Management Corp. and Smith Barney Fund Management LLC (“SBFM”) is incorporated herein by reference to Post Effective Amendment No. 21 to the Registration Statement filed on November 30, 1995.

(3) Amended Investment Advisory Agreement dated March 18, 2005 is incorporated herein by reference to Post-Effective Amendment No. 35.

(4) Subadvisory Agreement with Citigroup Asset Management Limited (“CAM Ltd.”), dated March 18, 2005 is incorporated herein by reference to Post-Effective Amendment No. 35.

(5) Management Agreement between the Registrant and SBFM dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(6) Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(7) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(8) Subadvisory Agreement between the Registrant and Western Asset Management Company Limited (“WAML”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(e)(1) Broker Dealer Contract with CFBDS, Inc. is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on September 29, 1999.

(2) Form of Distribution Agreement with Citigroup Global Markets Inc., (“CGMI”), is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement filed on November 22, 2000 (“Post-Effective Amendment No. 28”).

(3) Form of Amendment to the Distribution Agreement with CGMI dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(4) Form of Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(f)(1) Emeritus Retirement Plan to be filed by amendment.

(g)(1) Form of Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated as of June 29, 2001 is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on November 22, 2002.

(2) Form of Custodian Services Agreement between the Registrant and State Street Bank and Trust Company dated as of January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(h)(1) Administration Agreement between the Registrant and SBFM dated April 20, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20.

(2) Amended Administration Agreement between the Registrant and SBFM dated March 18, 2005 is incorporated herein by reference to Post-Effective Amendment No. 35.

(3) Form of Transfer Agency Agreement between the Registrant and Citicorp Trust Bank, fsb (“Citicorp Trust”) dated October 1, 1999 is incorporated herein by reference to Post-Effective Amendment No. 28.

(4) Form of Sub-Transfer Agency Agreement between Citicorp Trust and PFPC Inc. dated October 1, 1999 is incorporated herein by reference to Post-Effective Amendment No. 28.

(5) Form of Transfer Agency and Services Agreement between the Registrant and PFPC Inc. dated as of January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(6) Form of License Agreement between the Registrant and Citigroup Inc. dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(7) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is to be filed by amendment.

(i)(1) Opinion of Counsel is to be filed by amendment.

(j)(1) Consent of Independent Registered Public Accounting Firm is to be filed by amendment.

(2) Power of Attorney dated April 12, 2006 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1) Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant and CGM, is incorporated by reference to Post-Effective Amendment No. 32.

(2) Form of Amended Shareholder Services and Distribution Plan pursuant to 12b-1 (relating to Class A, B, C and I shares), dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(3) Amended Shareholder Services and Distribution Plan pursuant to 12b-1 (relating to Class FI and R shares), is to be filed by amendment.

(n)(1) Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25.

(2) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is to be filed by amendment.

(o)	Not Applicable.

(p)(1) Code of Ethics—Citigroup Asset Management, as amended June 22, 2005 is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on September 28, 2005.

(2) Code of Ethics of CGMI is incorporated herein by reference to Post-Effective Amendment No. 31.

(3) Code of Ethics of CAM Ltd. is incorporated herein by reference to Post-Effective Amendment No. 35.

(4) Amended Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(5) Code of Ethics of LMIS is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

(6) Code of Ethics of WAM and WAML is incorporated herein by reference to Post-Effective Amendment No. 38 filed on September 8, 2006.

Item 24. Persons Controlled by or under Common Control with Registrant

None

Item 25. Indemnification

Response to this item is incorporated herein by reference to Post-Effective Amendment No. 13.

Response to this item is incorporated by reference to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI, (the “CGMI Distribution Agreement”) and paragraph 7 of the Amendment to the Distribution Agreement between the Registrant and CGMI, paragraph 9 of the Distribution Agreement between the Registrant and LMIS. The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser

(a)Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”) was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadvisor — Western Asset Management Company (“WAM”) WAM was organized under the laws of the State of California as a company. WAM is an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

WAM is registered as an investment sub-adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 26 of officers and directors of WAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by WAM pursuant to the Advisers Act (SEC File No. 801-8162).

Subadvisor — Western Asset Management Co Ltd (“WAML”) WAML was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

WAML is registered as an investment sub-adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 26 of officers and directors of WAML together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by WAML pursuant to the Advisers Act (SEC File No. 801-21068).

Item 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Legg Mason Partners Variable Portfolios V, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Variable Portfolios III, Inc., Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc., The Salomon Brothers Fund Inc, Salomon Brothers Institutional Series Funds Inc, Salomon Brothers Series Funds Inc, Legg Mason Partners Variable Portfolios I, Inc., Salomon Brothers Opportunity

4

Fund Inc, Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc, Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund, Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

Legg Mason Investor Services, LLC (“LMIS”), a distributor of the Registrant, is also a distributor of the following funds:

Legg Mason Partners Trust II

CitiFunds Trust I

Salomon Funds Trust

Legg Mason Partners Variable Portfolios V

CitiFunds Premium Trust

CitiFunds Institutional Trust

CitiFunds Trust III

Legg Mason Partners Lifestyle Series, Inc.

Legg Mason Partners Variable Portfolio IV

Legg Mason Partners Investment Series

Consulting Group Capital Markets Funds

High Income Opportunity Fund Inc.

Intermediate Muni Fund, Inc.

Legg Mason Partners Small Cap Core Fund, Inc.

Legg Mason Partners Investment Trust

Real Estate Income Fund Inc.

Managed High Income Portfolio Inc.

Managed Municipals Portfolio Inc.

Municipal High Income Portfolio Inc.

Citigroup Investments Corporate Loan Fund Inc.

Zenix Income Fund Inc.

Salomon Brothers Capital Fund Inc

Salomon Brothers Investors Value Fund Inc.

The Salomon Brothers Fund Inc

Salomon Brothers Institutional Series Funds Inc

Salomon Brothers Series Funds Inc

Legg Mason Partners Variable Portfolios I, Inc.

Salomon Brothers Opportunity Fund Inc

Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc

Salomon Brothers High Income Fund Inc.

Salomon Brothers High Income Fund II Inc.

Salomon Brothers Emerging Markets Income Fund Inc.

Salomon Brothers Emerging Markets Income Fund II Inc.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Salomon Brothers Global High Income Fund Inc

Salomon Brothers Emerging Markets Debt Fund Inc.

Salomon Brothers Capital and Income Fund Inc.

Salomon Brothers Inflation Management Fund Inc.

Salomon Brothers Variable Rate Strategic Fund, Inc.

Salomon Brothers Global Partners Income Fund Inc.

Salomon Brothers Municipal Partners Fund Inc.

Salomon Brothers Municipal Partners Fund II Inc.

Legg Mason Partners Variable Portfolios II

Legg Mason Partners Adjustable Rate Income Fund

Legg Mason Partners Aggressive Growth Fund, Inc.

Legg Mason Partners Appreciation Fund, Inc.

Legg Mason Partners California Municipals Fund, Inc.

Legg Mason Partners Equity Funds

Legg Mason Partners Fundamental Value Fund, Inc.

Legg Mason Partners Funds, Inc.

Legg Mason Partners Income Funds

Smith Barney Institutional Cash Management Fund Inc.

Legg Mason Partners Investment Funds, Inc.

Legg Mason Partners Core Plus Bond Fund, Inc.

Legg Mason Partners Managed Municipals Fund, Inc.

Legg Mason Partners Massachusetts Municipals Fund

Legg Mason Partners New Jersey Municipals Fund, Inc.

Smith Barney Money Funds, Inc.

Legg Mason Partners Municipal Funds

Smith Barney Municipal Money Market Fund, Inc.

Legg Mason Partners Oregon Municipals Fund

Legg Mason Partners World Funds, Inc.

Legg Mason Partners Sector Series Inc.

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Cash Reserve Trust

Legg Mason Charles Street Trust, Inc.

Legg Mason Global Trust, Inc.

Legg Mason Growth Trust, Inc.

Legg Mason Income Trust, Inc.

Legg Mason Investment Trust, Inc.

Legg Mason Investors Trust, Inc.

Legg Mason Light Street Trust, Inc.

Legg Mason Special Investment Trust, Inc.

Legg Mason Tax Exempt Trust, Inc.

Legg Mason Tax-Free Income Fund

Legg Mason Value Trust, Inc.

Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this. Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve—Managing Director

Mark R. Fetting—Managing Director

D. Stuart Bowers—Vice President

W. Talbot Daley—Vice President

Thomas J. Hirschmann—Vice President

Joseph M. Furey—General Counsel and Chief Compliance Officer

Ronald Holinsky—Counsel

Robert E. Patterson—Counsel

Theresa M. Silberzahn—Chief Financial Officer

Elisabeth F. Craig—AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

(c)	Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant’s Investment Manager:

(1)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisors:

(2)	c/o Western Asset Management Company

399 Park Avenue

New York, NY 10022

(3)	c/o Western Asset Management Company Limited

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(3)	State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

With respect to the Registrant’s Transfer Agent:

(4)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(5)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(6)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

Item 29. Management Services

Not applicable.

Item 30. Undertakings

(a)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of November, 2006.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 17, 2006.

/s/ R. Jay Gerken
R. Jay Gerken	Chairman of the Board and Chief Executive Officer

/s/ Kaprel Ozsolak Kaprel Ozsolak	Treasurer and Chief Financial Accounting Officer

/s/ Burt N. Dorsett* Burt N. Dorsett	Director

/s/ Dwight B. Crane* Dwight B. Crane	Director

/s/ Elliott S. Jaffe* Elliott S. Jaffe	Director

/s/ Stephen E. Kaufman* Stephen E. Kaufman	Director

/s/ Cornelius C. Rose, Jr.* Cornelius C. Rose, Jr.	Director

*By: /s/ R. Jay Gerken R. Jay Gerken

Attorney-in-Fact, pursuant to Power of Attorney dated April 12, 2006.